PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Deductible input VAT	¥ 1,444,655	$ 197,953	¥ 1,113,018
Prepaid rental and deposits	224,007	30,694	191,972
Prepayments for materials and advertising fees	127,157	17,424	134,956
Prepaid operating expenses	85,212	11,676	81,293
Interest receivables	19,589	2,684	4,183
Others	37,434	5,129	19,496
Prepaid expenses and other current assets, net	¥ 1,938,054	$ 265,560	¥ 1,544,918